Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 2,019,812
Other comprehensive income for the year, net of income tax	8,632,472	$ 280,913	$ 406,016	$ 495,313
Ending balance	1,542,271	50,188	2,019,812
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	4,190,361	136,361	2,027,902	(203,098)
Unrealized gain (loss) recognized during the year Debt instruments	(16,746)	(545)	63,722	(2,136)
Equity instruments	(8,360)	(272)	(8,671)	(405,020)
Share from associates and joint ventures accounted for using the equity method	(2,928,173)	(95,287)	3,599,703	2,655,570
Other comprehensive income for the year, net of income tax	(2,953,279)	(96,104)	3,654,754	2,248,414
Disposal of associates and joint ventures accounted for using the equity method				1,094
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	190,500	6,199	33,258	16,383
Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	(152,077)	(4,949)	(1,525,553)	(34,891)
Ending balance	$ 1,275,505	$ 41,507	$ 4,190,361	$ 2,027,902